Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 1.75	$ 2	$ 0.55
Interim dividend, Per share	0.90	1.50	1.01
Dividends paid during the period, Per share	$ 2.65	$ 3.50	$ 1.56
Prior year final dividend, Total	$ 8,858	$ 10,119	$ 2,779
Interim dividend, Total	4,562	7,601	5,115
Dividends paid during the period, Total	$ 13,420	$ 17,720	$ 7,894